SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On February 15, 2012, Boomerang MP Holdings, Inc., a wholly owned subsidiary of the Company, was formed with the purpose of entering into a mechanical parking joint venture. On February 16, 2012, Boomerang MP Holdings, Inc., formed a joint venture with Stokes Industries-USA, LLC (“Stokes”). The joint venture, Boomerang-Stokes Mechanical Parking LLC, is owned 50% by Boomerang MP Holdings, Inc. and 50% by Stokes. Boomerang MP Holdings, Inc., is committed to providing a minimum of $250,000 of capital to fund the initial operations and marketing efforts during the initial two year period of the joint venture. As of February 16, 2012, Boomerang has provided capital of $22,228. Boomerang MP Holdings, Inc., shall also license the name “Boomerang” to the joint venture for use in North America on a royalty free, non-exclusive basis.

NOTE 15 – SUBSEQUENT EVENTS

On October 1, 2011, the Company entered into an amendment with Stan Checketts Properties, to extend, on a month-to-month basis, its lease on the approximately 20,400 square feet of manufacturing and office space in Logan, Utah.  See Note 12.

In October 2011, we entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ. This is also the location of our sales and marketing activities.

In October 2011, Atlantic and Madison of NJ Corp loaned the Company $676,000.  On November 1, 2011, this outstanding debt was refinanced as part of the private placement offering described below.

On October 28, 2011, Atlantic and Madison of NJ Corp caused the $300,000 bank note to be paid in full.  See Note 10 – Debt.  Accordingly, the Company became indebted to Atlantic and Madison of NJ Corp for $300,000.  This note is included in the $676,000 of loans described above.

On October 28, 2011, Atlantic and Madison of NJ Corp transferred title of an aggregate of $1,451,000 principal amount of debt owed to it by the Company to Christopher Mulvihill.  The debt outstanding under these notes was refinanced on November 1, 2011, as part of the private placement offering described below.

On October 28, 2011, Lake Isle Corp, caused the $1,000,000 bank line of credit to be paid in full.  See Note 10 – Debt.  Accordingly, the Company became indebted to Lake Isle Corp for $1,000,000, and this debt was refinanced on November 1, 2011, as part of the private placement offering described below.

On October 28, 2011, the Company entered into an employment agreement with David K. Koch, its Chief Operating Officer, with an effective date of August 1, 2011.

On November 1, 2011, Mark Patterson, our Chief Executive Officer, loaned us $100,000.  The debt outstanding under this loan was refinanced on November 18, 2011, as part of the private placement offering described below.

Private Placement Offering

On November 1, 2011, the Company issued to subscribers (“Subscribers”) 6% convertible promissory notes (“Notes”) in the aggregate principal amount of approximately $9.4 million and warrants (“Warrants” and collectively with the Notes, the “Securities”) to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement (the “Offering”) for which the Company received cash proceeds of approximately $2.7 million and refinanced approximately $6.7 million of then existing short-term indebtedness. For each $100,000 invested, a Subscriber was issued a $100,000 principal amount Note and Warrants to purchase 23,530 shares of the Company’s Common Stock.

As part of the Offering, on November 18, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $1.35 million and Warrants to purchase approximately 318,000 shares of Common Stock for which the Company received cash proceeds of approximately $1.25 million and refinanced approximately $100,000 of indebtedness.

As part of the Offering, on December 9, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $925,000 and Warrants to purchase approximately 218,000 shares of Common Stock, of which the Company received cash proceeds of approximately $925,000.

The Notes are due five years after the respective date of issuance and are convertible into Common Stock at $4.25 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions.

Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

If an event of default as defined in the Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the Note then outstanding to be, due and payable.

The Warrants are exercisable for a period of five years from the respective date of issuance at $4.25 per share, subject to weighted average adjustment for issuance below the exercise price, subject to certain exceptions.  Cashless exercise is permitted if the average trading volume of the Company’s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the Warrant if such exercise would result in such holder’s total ownership of the Company’s Common Stock exceeding 4.9%.

In connection with the Offering, the Company paid Gilford Securities Incorporated, as placement agent, a cash fee of approximately $243,989 for its services as placement agent. The Company issued to the placement agent warrants (the “Placement Agent Warrants”) to purchase 109,177 shares of Common Stock. The Placement Agent Warrants expire five years from the respective date of issuance and contain substantially the same terms as those issued to Subscribers.

The Company also entered into a registration rights agreement with the Subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the closing date of the Offering (the “Closing Date”) to register for resale the shares of Common Stock issuable upon conversion of the Notes and exercise of the Warrants and Placement Agent Warrants (collectively, the “Registrable Shares”). In the event that the SEC limits the number of Registrable Shares that may be included in the registration statement, the Company shall include only those Registrable Shares permitted by the SEC and shall file additional registration statements at the earliest practical date as the Company is permitted to do so in accordance with SEC guidelines. The Company shall use its best efforts to cause (i) the Registration Statement to be effective within 150 days of the Closing Date, and (ii) any additional registration statements to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the Subscription Agreement and owned by such holder.